Intangible Assets (Details) - Schedule of intangible assets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Customer Relationships
Identifiable intangible assets	$ 623,000
Accumulated amortization	(62,298)
Technology related identifiable intangible assets, net	560,702
Total Identifiable intangible assets, net	5,270,816	$ 3,885,467
Customer Relationships [Member]
Customer Relationships
Identifiable intangible assets	3,422,000	3,189,000
Accumulated amortization	(230,636)	(63,419)
Customer relationship identifiable intangible assets, net	3,191,364	3,125,581
Marketing Related [Member]
Customer Relationships
Identifiable intangible assets	1,833,000	841,000
Accumulated amortization	(314,250)	(81,114)
Marketing related identifiable intangible assets, net	$ 1,518,750	$ 759,886